Employee Benefit Plans (Expected Cash Flows, Defined Benefit Pension and Other Post-retirement Benefit Plans) (Details) $ in Millions	Dec. 31, 2017 CAD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in 2017	$ 97
Defined Benefit Plan, Expected Future Benefit Payments 2018 [Member]	147
Defined Benefit Plan, Expected Future Benefit Payments 2019 [Member]	143
Defined Benefit Plan, Expected Future Benefit Payments 2020 [Member]	148
Defined Benefit Plan, Expected Future Benefit Payments 2021 [Member]	157
Defined Benefit Plan, Expected Future Benefit Payments 2022 [Member]	165
Defined Benefit Plan, Expected Future Benefit Payments 2023-2027 [Member]	912
Non-pension Benefit Plans [Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in 2017	25
Defined Benefit Plan, Expected Future Benefit Payments 2018 [Member]	22
Defined Benefit Plan, Expected Future Benefit Payments 2019 [Member]	23
Defined Benefit Plan, Expected Future Benefit Payments 2020 [Member]	23
Defined Benefit Plan, Expected Future Benefit Payments 2021 [Member]	23
Defined Benefit Plan, Expected Future Benefit Payments 2022 [Member]	24
Defined Benefit Plan, Expected Future Benefit Payments 2023-2027 [Member]	$ 124